SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Accounting Policies [Abstract]
Accumulated deficit	$ (27,284,118)		$ (27,284,118)		$ (215,870)	$ (47,547)
Cash and cash equivalents	224,331		224,331		809	$ 5,427	$ 5,427
Line of credit	180		180		1,985
Research and development costs	383,606		704,257
Bank indebtedness					$ 1,985
Intangible assets amortized years					3 years
Common stock issued for acquisition of certain intellectual property					40,000,000
Acquisition outstanding common stock on issuance					54.00%
Stock based compensation	$ 7,615,873		$ 23,226,492		$ 72,309
Stock options excluded from computation of diluted net loss per common share					50,000